Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of transaction charts of contract asset (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Transfers	R$ (1,638,815)	[1]	R$ (1,585,219)
Recoverable taxes [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Transfers	3,352
Intangible assets [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Transfers	1,634,254
Inventory [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Transfers	R$ 7,913

[1]	The amount indicated in the transfer line includes R$ 1,634,254 transferred to intangible assets, R$ 7,913 reallocated to inventory and R$ 3,352 in recoverable taxes.